Investments - Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	$ 10.2	$ 30.1
Gross Unrealized Gains	0.0	2.7
Gross Unrealized Losses	(1.0)	0.0
Fair Value	9.2	32.8
U.S. government and government agencies and authorities
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	1.9	0.9
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(0.2)	0.0
Fair Value	1.7	0.9
States, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	0.5	0.5
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Fair Value	0.5	0.5
Foreign governments
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	0.3	0.5
Gross Unrealized Gains	0.0	0.1
Gross Unrealized Losses	0.0	0.0
Fair Value	0.3	0.6
Residential mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	5.3	4.4
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(0.8)	0.0
Fair Value	4.5	4.4
Commercial mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost		2.0
Gross Unrealized Gains		0.0
Gross Unrealized Losses		0.0
Fair Value		2.0
U.S. corporate
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	1.9	16.2
Gross Unrealized Gains	0.0	1.9
Gross Unrealized Losses	0.0	0.0
Fair Value	1.9	18.1
Foreign corporate
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	0.3	5.6
Gross Unrealized Gains	0.0	0.7
Gross Unrealized Losses	0.0	0.0
Fair Value	$ 0.3	$ 6.3